SUBSEQUENT EVENTS (Details Narrative)		Aug. 06, 2026 $ / shares	Jul. 07, 2026 USD ($) shares	Jun. 25, 2026 USD ($) $ / shares shares	Jun. 22, 2026 USD ($) $ / shares shares	Jun. 15, 2026 HKD ($) $ / shares shares	Apr. 21, 2026 USD ($) shares	Apr. 20, 2026 HKD ($) $ / shares shares	Aug. 06, 2026 HKD ($) shares	Jun. 14, 2026 HKD ($) $ / shares shares	Apr. 19, 2026 HKD ($) $ / shares shares	Mar. 31, 2026 $ / shares	Mar. 31, 2026 HKD ($) shares	Aug. 20, 2025 shares	Jul. 29, 2025 shares	Jul. 23, 2025 shares	Jul. 05, 2025 $ / shares shares	Mar. 31, 2025 $ / shares	Mar. 31, 2025 HKD ($) shares
IfrsStatementLineItems [Line Items]
Ordinary Shares, Authorised																	1,000,000,000		10,000,000,000
Par value per share | $ / shares																	$ 0.0001	$ 0.00001
Ordinary shares, issued														6,000,000		1,340,000
Ms Seto [member]
IfrsStatementLineItems [Line Items]
Ordinary shares, outstanding															4,519,999
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares, value | $	[1]												$ 2,806						$ 2,233
Ordinary Shares, Authorised													76,000,000						76,000,000
Par value per share | $ / shares												$ 0.00125						0.00125
Ordinary shares, issued													288,000						288,000
Ordinary shares, outstanding													288,000						288,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares, value | $	[1]												$ 78						$ 78
Ordinary Shares, Authorised													4,000,000						4,000,000
Par value per share | $ / shares												$ 0.00125						$ 0.00125
Ordinary shares, issued													8,000						8,000
Ordinary shares, outstanding													8,000						8,000
Non adjusting event [member]
IfrsStatementLineItems [Line Items]
Reverse stock split						1-for-25		1-for-5
Ordinary shares, value | $						$ 100,000		$ 100,000		$ 100,000	$ 100,000
Ordinary Shares, Authorised						80,000,000		2,000,000,000		2,000,000,000	10,000,000,000
Par value per share | $ / shares						$ 0.00125		$ 0.00005		$ 0.00005	$ 0.00001
Non adjusting event [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Ordinary shares, outstanding									3,485,583
Non adjusting event [member] | Securities purchase agreement [member] | Ms Seto [member]
IfrsStatementLineItems [Line Items]
Ordinary shares, outstanding									1,149,890
Ownewrship interest		32.99%
Non adjusting event [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares, Authorised						76,000,000		1,900,000,000		1,900,000,000	9,500,000,000
Non adjusting event [member] | Class A ordinary shares [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Ordinary shares, value | $									$ 1,200,000
Par value per share | $ / shares		$ 3.75
Ordinary shares, issued									320,000
Non adjusting event [member] | Class A ordinary shares [member] | Securities purchase agreement [member] | Ms Seto [member]
IfrsStatementLineItems [Line Items]
Ordinary shares, outstanding									1,069,890
Non adjusting event [member] | Class A ordinary shares [member] | Reverse Stock Split [Member]
IfrsStatementLineItems [Line Items]
Shares issued							816,000
Stock values | $							$ 3,400,000
Non adjusting event [member] | Class A ordinary shares [member] | Reverse Stock Split [Member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares				$ 3.75	$ 3.75
Shares issued			580,000	380,000	320,000
Stock values | $				$ 1,425,000	$ 1,200,000
Non adjusting event [member] | Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares, Authorised						4,000,000		100,000,000		100,000,000	500,000,000
Non adjusting event [member] | Class B ordinary shares [member] | Securities purchase agreement [member] | Ms Seto [member]
IfrsStatementLineItems [Line Items]
Ordinary shares, outstanding									80,000
Non adjusting event [member] | Class B ordinary shares [member] | Reverse Stock Split [Member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued			72,000
Stock values | $			$ 2,445,000

[1]	The shares amounts are presented on a retroactive basis to reflect the reverse stock split effective after the reporting date. Please refer to Note 19 and 24 for details.